Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Movement in Newbuildings [Roll Forward]
Opening balance at the beginning of the period	$ 112.0	$ 788.9
Additions	17.3	131.7
Capitalized interest and loan related costs	2.1	13.0
Re-classified as drilling units	(131.4)	(821.6)
Closing balance at the end of the period	0	112.0
Tender Rig T15 [Member]
Movement in Newbuildings [Roll Forward]
Opening balance at the beginning of the period		24.4
Additions		87.5
Capitalized interest and loan related costs		$ 0.1